Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

(19) Subsequent Events

The Company has reviewed and evaluated subsequent events and transactions for material subsequent events through the date the financial statements are issued. Management has concluded that there were no material subsequent events.